UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eclectica Asset Management LLP
Address: 6 Salem Road
         London, UK  W2 4BU

13F File Number:  028-15143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Bramley
Title:     Chief Operating Officer
Phone:     +44 (0) 207 792 6400

Signature, Place, and Date of Signing:

 /s/   Paul Bramley     London, UK     April 24, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    $140,485 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2031    31000 SH       SOLE                    31000        0        0
ADECOAGRO S A                  COM              L00849106      382    45100 SH       SOLE                    45100        0        0
AGCO CORP                      COM              001084102     1807    36800 SH       SOLE                    36800        0        0
AGRIUM INC                     COM              008916108     1089    10900 SH       SOLE                    10900        0        0
ALTRIA GROUP INC               COM              02209S103     1963    62470 SH       SOLE                    62470        0        0
AMGEN INC                      COM              031162100     2046    23700 SH       SOLE                    23700        0        0
ANDERSONS INC                  COM              034164103     1347    31400 SH       SOLE                    31400        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     4477   163520 SH       SOLE                   163520        0        0
AT&T INC                       COM              00206R102     1980    58710 SH       SOLE                    58710        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107     1251    59300 SH       SOLE                    59300        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1965    60260 SH       SOLE                    60260        0        0
BUNGE LIMITED                  COM              G16962105     2600    35800 SH       SOLE                    35800        0        0
CF INDS HLDGS INC              COM              125269100     4328    21310 SH       SOLE                    21310        0        0
CHURCH & DWIGHT INC            COM              171340102     2096    39100 SH       SOLE                    39100        0        0
COCA COLA CO                   COM              191216100     1997    55090 SH       SOLE                    55090        0        0
COLGATE PALMOLIVE CO           COM              194162103     1966    18800 SH       SOLE                    18800        0        0
COMPANIA CERVECERIAS UNIDAS    SPONSORED ADR    204429104       79     2500 SH       SOLE                     2500        0        0
CONSOLIDATED EDISON INC        COM              209115104     1879    33840 SH       SOLE                    33840        0        0
COSAN LTD                      SHS A            G25343107     1648    95200 SH       SOLE                    95200        0        0
DARLING INTL INC               COM              237266101     2543   158650 SH       SOLE                   158650        0        0
DEERE & CO                     COM              244199105     2904    33600 SH       SOLE                    33600        0        0
DOMINION RES INC VA NEW        COM              25746U109     2363    45640 SH       SOLE                    45640        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     2093    47390 SH       SOLE                    47390        0        0
DUKE ENERGY CORP NEW           COM NEW          26441C204     2527    39603 SH       SOLE                    39603        0        0
EXELON CORP                    COM              30161N101      323    10860 SH       SOLE                    10860        0        0
GENERAL MLS INC                COM              370334104     6546   162010 SH       SOLE                   162010        0        0
HERSHEY CO                     COM              427866108     2048    28350 SH       SOLE                    28350        0        0
INGREDION INC                  COM              457187102     2458    38150 SH       SOLE                    38150        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2038    10640 SH       SOLE                    10640        0        0
JOHNSON & JOHNSON              COM              478160104     2039    29080 SH       SOLE                    29080        0        0
KELLOGG CO                     COM              487836108     3714    66500 SH       SOLE                    66500        0        0
KIMBERLY CLARK CORP            COM              494368103     1984    23500 SH       SOLE                    23500        0        0
KRAFT FOODS GROUP INC          COM              50076Q106     2093    46050 SH       SOLE                    46050        0        0
LILLY ELI & CO                 COM              532457108     1994    40440 SH       SOLE                    40440        0        0
LINDSAY CORP                   COM              535555106     1402    17500 SH       SOLE                    17500        0        0
LORILLARD INC                  COM              544147101     2090    17920 SH       SOLE                    17920        0        0
MCDONALDS CORP                 COM              580135101     2043    23160 SH       SOLE                    23160        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     1927    29240 SH       SOLE                    29240        0        0
MERCK & CO INC NEW             COM              58933Y105     1825    44560 SH       SOLE                    44560        0        0
MONDELEZ INTL INC              CL A             609207105     6998   274650 SH       SOLE                   274650        0        0
MONSANTO CO NEW                COM              61166W101     3811    40260 SH       SOLE                    40260        0        0
MOSAIC CO NEW                  COM              61945C103     3489    61600 SH       SOLE                    61600        0        0
NEXTERA ENERGY INC             COM              65339F101     2376    34340 SH       SOLE                    34340        0        0
PEPSICO INC                    COM              713448108     2024    29570 SH       SOLE                    29570        0        0
PFIZER INC                     COM              717081103     2021    80570 SH       SOLE                    80570        0        0
PG&E CORP                      COM              69331C108     1912    47590 SH       SOLE                    47590        0        0
PHILIP MORRIS INTL INC         COM              718172109     1928    23050 SH       SOLE                    23050        0        0
PILGRIMS PRIDE CORP NEW        COM              72147K108      844   116600 SH       SOLE                   116600        0        0
POTASH CORP SASK INC           COM              73755L107     3840    94380 SH       SOLE                    94380        0        0
PPL CORP                       COM              69351T106     1983    69280 SH       SOLE                    69280        0        0
PROCTER & GAMBLE CO            COM              742718109     1970    29000 SH       SOLE                    29000        0        0
REYNOLDS AMERICAN INC          COM              761713106     2015    48660 SH       SOLE                    48660        0        0
SANDERSON FARMS INC            COM              800013104     1070    22500 SH       SOLE                    22500        0        0
SMITHFIELD FOODS INC           COM              832248108     1794    83200 SH       SOLE                    83200        0        0
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105     2138    37100 SH       SOLE                    37100        0        0
SOUTHERN CO                    COM              842587107     2380    55600 SH       SOLE                    55600        0        0
SYSCO CORP                     COM              871829107     2092    66070 SH       SOLE                    66070        0        0
TYSON FOODS INC                CL A             902494103     2150   110800 SH       SOLE                   110800        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1985    45890 SH       SOLE                    45890        0        0
WAL-MART STORES INC            COM              931142103     1866    27330 SH       SOLE                    27330        0        0
WISCONSIN ENERGY CORP          COM              976657106     1969    53460 SH       SOLE                    53460        0        0
XCEL ENERGY INC                COM              98389B100     1948    72950 SH       SOLE                    72950        0        0
YUM BRANDS INC                 COM              988498101     1997    30070 SH       SOLE                    30070        0        0